CAPITAL STOCK (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Capital Stock 1	50,000,000
Capital Stock 2	$ 0.001
Capital Stock 3	5,000,000
Capital Stock 4	0.001
Capital Stock 5	5,000,000
Capital Stock 6	31,472,433
Capital Stock 7	26,828,050
Capital Stock 8	1,484,169
Capital Stock 9	411,828
Capital Stock 10	33,423
Capital Stock 11	445,251
Capital Stock 12	1,484,169
Capital Stock 13	$ 0.30
Capital Stock 14	1,333,333
Capital Stock 15	$ 0.30
Capital Stock 16	400,000
Capital Stock 17	144
Capital Stock 18	994,380
Capital Stock 19	146,500
Capital Stock 20	23,076
Capital Stock 21	169,576
Capital Stock 22	994,380
Capital Stock 23	832,501
Capital Stock 24	$ 0.30
Capital Stock 25	$ 249,750
Capital Stock 26	800,000
Capital Stock 27	$ 0.20
Capital Stock 28	150,000
Capital Stock 29	$ 0.20